Temporary Equity and Stockholders' Deficit - Additional Information (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity And Stockholders Deficit [Line Items]
Common stock, shares authorized	350,000,000	350,000,000